Prospectus SI Class [Member] Average Annual Total Returns - Prospectus-SI Class	12 Months Ended	46 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	1.00%
Performance Inception Date		Feb. 28, 2022
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	8.68%	5.16%
Performance Inception Date		Feb. 28, 2022
Payden High Income Fund (SI Class)
Prospectus [Line Items]
Average Annual Return, Percent	8.88%	6.29%
Performance Inception Date		Feb. 28, 2022
Payden High Income Fund (SI Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.85%	3.36%
Performance Inception Date		Feb. 28, 2022
Payden High Income Fund (SI Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.32%	3.36%
Performance Inception Date		Feb. 28, 2022